Form N-1A Cover	Dec. 05, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	AuguStar Variable Insurance Products Fund, Inc.
Entity Central Index Key	0000315754
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 05, 2025
Prospectus Date	Dec. 05, 2025